Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
January 31, 2022
MER-NPRT1-0422
1.9891245.103
Common Stocks - 92.1%
	Shares	Value ($)
Bermuda - 0.9%
Credicorp Ltd. (United States)	103,600	14,837,592
Kunlun Energy Co. Ltd.	14,078,000	14,599,560
TOTAL BERMUDA		29,437,152
Brazil - 2.1%
Localiza Rent A Car SA	1,650,339	18,212,438
Natura & Co. Holding SA (a)	3,881,474	16,592,806
Suzano Papel e Celulose SA	1,304,146	14,539,358
Vale SA	1,202,277	18,310,040
TOTAL BRAZIL		67,654,642
Cayman Islands - 23.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	885,569	111,395,725
Bilibili, Inc.:
ADR (a)(b)	817,074	28,834,541
Class Z (a)	226,000	7,896,221
Chailease Holding Co. Ltd.	538,389	4,942,196
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,971,437	8,186,767
JD.com, Inc.:
Class A (a)	131,236	4,974,030
sponsored ADR (a)	542,484	40,621,202
KE Holdings, Inc. ADR (a)	545,200	11,879,908
Li Ning Co. Ltd.	2,458,833	23,993,298
Meituan Class B (a)(c)	2,374,864	70,852,507
NetEase, Inc. ADR	229,860	23,758,330
Parade Technologies Ltd.	277,781	20,524,600
Pinduoduo, Inc. ADR (a)	499,470	29,888,285
Sea Ltd. ADR (a)	206,600	31,054,046
Shenzhou International Group Holdings Ltd.	1,026,365	19,044,153
Silergy Corp.	166,955	22,584,244
Tencent Holdings Ltd.	2,755,967	172,695,178
Trip.com Group Ltd. ADR (a)	749,772	19,951,433
Wuxi Biologics (Cayman), Inc. (a)(c)	2,017,293	20,218,854
XP, Inc. Class A (a)	618,138	20,590,177
XPeng, Inc. ADR (a)	981,093	34,426,553
Zai Lab Ltd. (a)	223,887	10,575,354
TOTAL CAYMAN ISLANDS		738,887,602
China - 8.5%
Angel Yeast Co. Ltd. (A Shares)	2,402,649	21,766,084
China Construction Bank Corp. (H Shares)	55,202,429	42,359,504
China Merchants Bank Co. Ltd. (H Shares)	1,927,847	16,113,191
China Petroleum & Chemical Corp. (H Shares)	8,720,419	4,565,924
Guangzhou Automobile Group Co. Ltd. (H Shares)	20,451,306	20,088,991
Industrial & Commercial Bank of China Ltd. (H Shares)	38,589,537	23,379,303
Kweichow Moutai Co. Ltd. (A Shares)	46,246	13,834,837
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,511,450	19,930,426
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	515,461	26,322,278
Sungrow Power Supply Co. Ltd. (A Shares)	1,484,567	26,970,641
Wuliangye Yibin Co. Ltd. (A Shares)	812,421	25,593,116
WuXi AppTec Co. Ltd. (H Shares) (c)	1,081,346	15,510,038
Yantai Jereh Oilfield Services (A Shares)	1,253,688	8,318,133
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,115,980	9,456,269
TOTAL CHINA		274,208,735
Cyprus - 0.6%
TCS Group Holding PLC GDR	250,321	18,063,360
Hungary - 1.1%
OTP Bank PLC (a)	397,158	22,968,928
Richter Gedeon PLC	429,908	11,330,991
TOTAL HUNGARY		34,299,919
India - 12.7%
Axis Bank Ltd. (a)	1,253,994	13,140,802
Bharti Airtel Ltd. (a)	2,995,462	29,439,560
Eicher Motors Ltd.	420,784	15,036,170
HDFC Bank Ltd.	2,110,122	42,463,414
Housing Development Finance Corp. Ltd.	537,750	18,359,919
ICICI Bank Ltd.	4,606,467	49,518,932
Indraprastha Gas Ltd.	1,541,188	8,160,646
Infosys Ltd.	548,079	12,903,112
Kotak Mahindra Bank Ltd. (a)	331,000	8,301,693
Larsen & Toubro Ltd.	1,386,213	35,746,177
Oil & Natural Gas Corp. Ltd.	16,046,179	37,544,193
Petronet LNG Ltd.	3,264,636	9,390,992
Reliance Industries Ltd.	2,396,200	77,271,106
Reliance Industries Ltd. sponsored GDR (c)	119,541	7,690,522
State Bank of India	1,596,962	11,637,307
Tata Consultancy Services Ltd.	284,078	14,313,940
Tata Steel Ltd.	735,797	10,856,493
Tech Mahindra Ltd.	280,000	5,592,777
TOTAL INDIA		407,367,755
Indonesia - 2.9%
PT Avia Avian (a)	145,045,810	8,853,119
PT Bank Central Asia Tbk	57,815,232	30,751,769
PT Bank Mandiri (Persero) Tbk	44,328,373	23,228,445
PT Bank Rakyat Indonesia (Persero) Tbk	57,012,986	16,227,916
PT Telkom Indonesia Persero Tbk	51,279,726	15,018,578
TOTAL INDONESIA		94,079,827
Korea (South) - 12.7%
Hana Financial Group, Inc.	396,892	14,952,206
Hansol Chemical Co. Ltd.	114,228	20,531,504
Hyundai Motor Co.	102,668	16,545,658
KB Financial Group, Inc.	510,178	25,280,808
Kia Corp.	314,907	21,954,121
LG Chemical Ltd.	66,377	35,577,227
LG Household & Health Care Ltd.	3,606	2,932,892
NAVER Corp.	45,160	11,926,956
POSCO	168,979	37,794,324
Samsung Electronics Co. Ltd.	2,296,183	142,800,949
Shinhan Financial Group Co. Ltd.	600,962	19,245,690
SK Hynix, Inc.	486,885	50,389,518
Woori Financial Group, Inc.	476,067	5,855,950
TOTAL KOREA (SOUTH)		405,787,803
Luxembourg - 0.3%
Globant SA (a)	33,324	8,503,618
Mexico - 2.6%
America Movil S.A.B. de CV Series L	7,415,000	6,977,174
CEMEX S.A.B. de CV unit (a)	14,216,559	8,683,762
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	117,998	8,875,810
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	609,308	12,337,099
Grupo Financiero Banorte S.A.B. de CV Series O	3,756,907	23,811,228
Grupo Mexico SA de CV Series B	3,439,973	14,773,473
Wal-Mart de Mexico SA de CV Series V	2,727,952	9,275,672
TOTAL MEXICO		84,734,218
Netherlands - 0.5%
Yandex NV Series A (a)	344,812	16,571,665
Philippines - 0.8%
Ayala Land, Inc.	35,855,344	25,270,245
Poland - 0.3%
Bank Polska Kasa Opieki SA	247,404	8,243,837
Russia - 2.7%
LUKOIL PJSC	568,462	50,468,612
Novatek PJSC GDR (Reg. S)	57,718	12,190,366
Sberbank of Russia	6,955,015	23,968,523
TOTAL RUSSIA		86,627,501
Saudi Arabia - 1.7%
Al Rajhi Bank	1,248,008	49,296,299
Alinma Bank	840,395	6,708,556
TOTAL SAUDI ARABIA		56,004,855
South Africa - 3.1%
Absa Group Ltd.	907,983	10,062,490
Capitec Bank Holdings Ltd.	149,617	19,696,460
Impala Platinum Holdings Ltd.	1,225,511	18,893,536
MTN Group Ltd. (a)	3,136,791	39,448,069
Naspers Ltd. Class N	67,511	10,913,032
TOTAL SOUTH AFRICA		99,013,587
Taiwan - 13.0%
E.SUN Financial Holdings Co. Ltd.	8,020,758	8,441,233
eMemory Technology, Inc.	506,775	29,608,981
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,465,863	16,710,757
MediaTek, Inc.	1,754,531	69,743,722
Taiwan Semiconductor Manufacturing Co. Ltd.	11,588,450	268,160,162
Unimicron Technology Corp.	3,228,907	24,225,449
TOTAL TAIWAN		416,890,304
Thailand - 2.1%
Bangkok Bank PCL (For. Reg.)	1,548,800	6,332,561
CP ALL PCL (For. Reg.)	12,762,592	24,179,685
Siam Commercial Bank PCL (For. Reg.)	5,080,780	19,302,043
Thai Beverage PCL	34,669,196	16,877,856
TOTAL THAILAND		66,692,145
United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC	907,400	4,940,853
United States of America - 0.3%
Li Auto, Inc. ADR (a)	314,308	8,200,296
TOTAL COMMON STOCKS (Cost $2,502,637,742)		2,951,479,919

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 2.2%
Azul SA (a)	1,700,193	9,352,486
Banco Bradesco SA (PN)	3,139,550	13,480,300
Gerdau SA	1,457,845	7,643,247
Itau Unibanco Holding SA	3,491,161	16,653,379
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	1,604,700	21,422,745

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $60,242,967)		68,552,157

Government Obligations - 0.3%
	Principal Amount (d)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 2/3/22 to 3/17/22 (e) (Cost $10,379,596)	10,380,000	10,379,714

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	145,972,396	146,001,590
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	44,257,074	44,261,500
TOTAL MONEY MARKET FUNDS (Cost $190,263,090)		190,263,090

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,763,523,395)	3,220,674,880
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(14,676,578)
NET ASSETS - 100.0%	3,205,998,302

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,845	Mar 2022	112,987,800	433,362	433,362

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,458,688 or 3.8% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,599,854.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	162,778,712	410,042,519	426,819,641	31,742	-	-	146,001,590	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	13,301,000	111,710,793	80,750,293	18,402	-	-	44,261,500	0.1%
Total	176,079,712	521,753,312	507,569,934	50,144	-	-	190,263,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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